Annual Fund Operating Expenses - Xtrackers Eurozone Equity ETF - Xtrackers Eurozone Equity ETF	Oct. 01, 2021
Operating Expenses:
Management fee	0.09%
Other Expenses	none
Total annual fund operating expenses	0.09%